SCHEDULE OF INTELLECTUAL PROPERTY (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment		$ (6,454,914)	$ (4,579,763)
Net book value		179,801	6,534,310
Patent [member]
IfrsStatementLineItems [Line Items]
Net book value
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value		109,269	136,586
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value			19,550
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	[1]	70,532	437,765
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value			5,940,409
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		6,754,340	2,524,494
Additions		4,684	8,809,609
Impairment		(6,685,339)	(4,579,763)
Foreign exchange translation		288,929
Cost, ending balance		362,614	6,754,340
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		41,931	41,931
Additions
Impairment
Foreign exchange translation
Cost, ending balance		41,931	41,931
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		197,000	197,000
Additions
Impairment
Foreign exchange translation
Cost, ending balance		197,000	197,000
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		23,000
Additions			23,000
Impairment		(24,571)
Foreign exchange translation		1,571
Cost, ending balance			23,000
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	552,000	119,000
Additions	[1]	4,684	433,000
Impairment	[1]	(462,577)
Foreign exchange translation	[1]	29,576
Cost, ending balance	[1]	123,683	552,000
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		5,940,409	2,166,563
Additions			8,353,609
Impairment		(6,198,191)	(4,579,763)
Foreign exchange translation		257,782
Cost, ending balance			5,940,409
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Impairment		(230,425)
Accumulated amortization, beginning balance		220,030	84,064
Accumulated amortization, Change for the period		179,482	135,966
Accumulated amortization, Foreign exchange translation		13,726
Accumulated amortization, ending balance		182,813	220,030
Accumulated depreciation and amortisation [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance		41,931	41,931
Accumulated amortization, Change for the period
Accumulated amortization, Foreign exchange translation
Accumulated amortization, ending balance		41,931	41,931
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance		60,414	26,267
Accumulated amortization, Change for the period		27,317	34,147
Accumulated amortization, Foreign exchange translation
Accumulated amortization, ending balance		87,731	60,414
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Impairment		(8,600)
Accumulated amortization, beginning balance		3,450
Accumulated amortization, Change for the period		4,719	3,450
Accumulated amortization, Foreign exchange translation		431
Accumulated amortization, ending balance			3,450
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Impairment	[1]	(221,825)
Accumulated amortization, beginning balance	[1]	114,235	15,866
Accumulated amortization, Change for the period	[1]	147,446	98,369
Accumulated amortization, Foreign exchange translation	[1]	13,295
Accumulated amortization, ending balance	[1]	53,151	114,235
Accumulated depreciation and amortisation [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment
Accumulated amortization, beginning balance
Accumulated amortization, Change for the period
Accumulated amortization, Foreign exchange translation
Accumulated amortization, ending balance

[1]	Software acquired via acquisition of Vital and Dronelogics.